Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

26. Revenue

Revenue is comprised of the following:

For the years ended December 31	2024	2023
Revenue from contracts with customers
Stream and related interests
Gold	$108,143	$74,743
Silver	96,584	74,275
Other	842	8,139
Royalty Interests	62,050	46,867
Revenue – other	1,372	—
Total revenues	$268,991	$204,024

Stream and related interests and royalty revenues were mainly earned from the following mineral interests:

For the years ended December 31	2024	2023
Revenue from contracts with customers
Stream and related interests
Cerro Lindo	$69,876	$45,602
Northparkes	64,636	28,337
Buriticá	16,352	11,352
Impala Bafokeng	13,998	12,487
Auramet	11,919	9,794
ATO	10,706	19,030
Bonikro	7,335	—
Agbaou	4,731	—
La Colorada	3,344	5,149
Other	2,672	25,406
	$205,569	$157,157
Royalty Interests
Beta Hunt	$11,605	$9,498
Fosterville	9,907	9,923
Camino Rojo	6,732	4,459
Kensington	6,715	—
Young-Davidson	6,397	5,218
Florida Canyon	4,959	4,098
Stawell	3,337	1,621
Agbaou	2,975	2,570
Dargues	2,971	3,094
Other	6,452	6,386
	$62,050	$46,867
Revenue from contracts with customers	$267,619	$204,024
Revenue – other	$1,372	$—
Total revenues	$268,991	$204,024

During the year ended December 31, 2024, sales to one financial institution accounted for 64% of the Company’s revenue (2023: 55%). The Company would not be materially affected should this financial institution cease to buy precious metal credits from the Company as these sales would be redirected to alternate financial institutions.